Schedule of allowance doubtful accounts (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Credit Loss [Abstract]
Allowance for current expected credit loss, beginning balance	$ 38,522	$ 49,147	$ 20,738
Addition			28,409
Allowance for current expected credit loss, ending balance	$ 38,522	$ 49,147	$ 49,147